Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - December 31, 2009	1,655,000	$18.22
Granted	520,000	19.15
Exercised	(311,950)	14.59
Forfeited	(12,750)	16.23
Shares issuable under options - December 31, 2010	1,850,300	$19.03
Granted	308,000	30.78
Exercised	(262,750)	19.87
Shares issuable under options - December 31, 2011	1,895,550	$20.83
Granted	367,000	31.48
Exercised	(363,850)	19.15
Expired	(169,500)	32.38
Shares issuable under options - December 31, 2012	1,729,200	$22.31	2.37	$12,228
Options exercisable - End of period	790,850	$18.42	1.58	$8,071

Stock Options Exercised {Table Text Block]
	2012	2011	2010

Number of options exercised	363,850	262,750	311,950

Aggregate fair value	$11,198	$8,510	$6,741
Intrinsic value	4,265	3,320	2,190
Amount of cash received	6,933	5,190	4,551

Tax benefit recognized	$1,438	$1,119	$699

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011	2010

Risk free rate	0.4%	1.0%	1.4%
Expected life in years	4.75	4.75	4.75
Expected volatility	40.3%	39.4%	39.8%
Dividend yield	0.0%	0.0%	0.0%

Weighted average fair value per option granted	$10.87	$10.73	$6.85